Investments	12 Months Ended
Dec. 31, 2013
Investments

(4) Investments

Fixed-Maturity Securities

At December 31, 2013 and 2012, the amortized cost or cost, gross unrealized gains, gross unrealized losses, and fair values of available-for-sale and held-to-maturity securities are as shown in the following tables:

	Amortized cost or cost	Gross unrealized gains	Gross unrealized losses	Fair value	OTTI in accumulated other comprehensive income (1)
2013:
Fixed-maturity securities, available-for-sale:
U.S. government	$1,103,739	58,198	3,078	1,158,859	—
Agencies not backed by the full faith and credit of the U.S. government	480,981	30,861	13	511,829	—
States and political subdivisions	4,916,086	161,812	119,538	4,958,360	—
Foreign government	341,223	24,167	156	365,234	—
Public utilities	4,692,512	467,650	23,952	5,136,210	650
Corporate securities	39,446,124	2,700,886	470,158	41,676,852	1,429
Mortgage-backed securities	11,668,499	876,705	19,911	12,525,293	—
Collateralized mortgage obligations	12,557	1,655	—	14,212	—
Collateralized debt obligations	44,687	12,291	105	56,873	11,480

Total fixed-maturity securities, available-for-sale	62,706,408	4,334,225	636,911	66,403,722	13,559

	Amortized cost or cost	Gross unrealized gains	Gross unrealized losses	Fair value	OTTI in accumulated other comprehensive income (1)
Fixed-maturity securities, held-to-maturity:
Corporate securities	$110	19	—	129	—
Collateralized debt obligations	220,642	1,100	2,355	219,387	—

Total fixed-maturity securities, held-to-maturity	220,752	1,119	2,355	219,516	—

Total available-for- sale and held-to-maturity securities	$62,927,160	4,335,344	639,266	66,623,238	13,559

	Amortized cost or cost	Gross unrealized gains	Gross unrealized losses	Fair value	OTTI in accumulated other comprehensive income (1)
2012:
Fixed-maturity securities, available-for-sale:
U.S. government	$880,251	131,250	2,054	1,009,447	—
Agencies not backed by the full faith and credit of the U.S. government	744,623	129,001	—	873,624	—
States and political subdivisions	3,891,615	587,357	5,339	4,473,633	—
Foreign government	460,615	63,379	—	523,994	—
Public utilities	4,512,465	882,652	738	5,394,379	975
Corporate securities	35,834,283	5,135,779	32,590	40,937,472	9,996
Mortgage-backed securities	13,263,966	1,629,977	246	14,893,697	979
Collateralized mortgage obligations	15,225	1,940	15	17,150	—
Collateralized debt obligations	48,993	5,867	94	54,766	5,454

Total fixed-maturity securities, available-for-sale	59,652,036	8,567,202	41,076	68,178,162	17,404

	Amortized cost or cost	Gross unrealized gains	Gross unrealized losses	Fair value	OTTI in accumulated other comprehensive income (1)
Fixed-maturity securities, held-to-maturity:
Corporate securities	$138	24	—	162	—
Collateralized debt obligations	474,936	11,617	—	486,553	—

Total fixed-maturity securities, held-to-maturity	475,074	11,641	—	486,715	—

Total available-for-sale and held-to-maturity securities	$60,127,110	8,578,843	41,076	68,664,877	17,404

(1)	The amount represents the net unrealized gain or loss on other-than-temporarily impaired securities. It includes the portion of OTTI losses in accumulated other comprehensive income, which was not included in earnings.

The net unrealized gains on available-for-sale securities and ineffective portion of cash flow hedges consist of the following at December 31:

	2013	2012	2011
Available-for-sale securities:
Fixed maturity	$3,697,314	8,526,126	5,877,872
Equity	—	—	—
Cash flow hedges	1,570	2,251	4,964
Adjustments for:
Shadow adjustments	(2,174,866)	(5,114,147)	(3,001,532)
Deferred taxes	(533,407)	(1,194,981)	(1,002,627)

Net unrealized gains	$990,611	2,219,249	1,878,677

The amortized cost and fair value of available-for-sale fixed-maturity securities at December 31, 2013, by contractual maturity, are shown below:

	Amortized cost	Fair value
Available-for-sale fixed-maturity securities:
Due in one year or less	$1,211,284	1,241,135
Due after one year through five years	9,976,377	10,992,907
Due after five years through ten years	18,583,011	19,365,467
Due after ten years	21,254,680	22,264,708
Mortgage-backed securities and collateralized mortgage obligations	11,681,056	12,539,505

Total available-for-sale fixed-maturity securities	$62,706,408	66,403,722

The amortized cost and fair value of held-to-maturity fixed-maturity securities at December 31, 2013, by contractual maturity, are shown below:

	Amortized cost	Fair value
Held-to-maturity fixed-maturity securities:
Due after one year through five years	$110	129
Due after ten years	220,642	219,387

Total held-to-maturity fixed-maturity securities	$220,752	219,516

Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties. The amortized cost of fixed-maturity securities with rights to call or prepay without penalty is $18,866,913 as of December 31, 2013.

Proceeds from sales of available-for-sale and trading investments for the years ended December 31 are presented in the following table:

	2013	2012	2011
Available-for-sale:
Fixed-maturity securities:
Proceeds from sales	$2,503,974	3,156,402	3,652,020
Equity securities:
Proceeds from sales	134,400	348,635	4,884
Trading:
Fixed-maturity securities:
Proceeds from sales	—	—	127,704
Equity securities:
Proceeds from sales	46,109	17,180	2,026

As of December 31, 2013 and 2012, investments with a carrying value of $54,479 and $49,019, respectively, were held on deposit with various insurance departments and in other trusts as required by statutory regulations.

The Company’s available-for-sale and trading fixed-maturity security portfolios include mortgage-backed securities and collateralized mortgage obligations. Due to the high quality of these investments and the lack of subprime loans within the securities, the Company does not have a material exposure to subprime mortgages.

Unrealized Investment Losses

Unrealized losses on available-for-sale securities and the related fair value for the respective years ended December 31 are shown below:

	12 months or less		Greater than 12 months		Total
		Unrealized		Unrealized		Unrealized
	Fair value	losses	Fair value	losses	Fair value	losses
2013:
Fixed-maturity securities, available- for- sale:
U.S. government	$406,462	2,334	4,404	744	410,866	3,078
U.S. government agency	688	13	—	—	688	13
States and political subdivisions	1,847,094	113,718	38,616	5,820	1,885,710	119,538
Foreign government	2,244	156	—	—	2,244	156
Public utilities	480,124	19,904	27,946	4,048	508,070	23,952
Corporate securities	8,969,453	437,577	309,527	32,581	9,278,980	470,158
Mortgage-backed securities	902,186	19,735	4,295	176	906,481	19,911
CMOs	—	—	—	—	—	—
CDOs	20,064	105	—	—	20,064	105

Total temporarily impaired securities	$12,628,315	593,542	384,788	43,369	13,013,103	636,911

2012:
Fixed-maturity securities, available- for- sale:
U.S. government	$95,094	2,054	—	—	95,094	2,054
States and political subdivisions	228,424	5,339	—	—	228,424	5,339
Public utilities	16,817	253	8,266	485	25,083	738
Corporate securities	764,119	15,946	220,463	16,644	984,582	32,590
Mortgage-backed securities	27,618	246	20	—	27,638	246
CMOs	607	15	—	—	607	15
CDOs	4,613	94	—	—	4,613	94

Total temporarily impaired securities	$1,137,292	23,947	228,749	17,129	1,366,041	41,076

All unrealized losses on held-to-maturity investments have existed for less than 12 months.

As of December 31, 2013 and 2012, there were 993 and 111 available-for-sale investment holdings that were in an unrealized loss position for fixed-maturity securities.

As of December 31, 2013 and 2012, of the total amount of unrealized losses, $587,100 or 92.2% and $23,413 or 57.0%, respectively, are related to unrealized losses on investment grade securities. Investment grade is defined as a security having a credit rating of Aaa, Aa, A, or Baa from Moody’s or a rating of AAA, AA, A, or BBB from Standards and Poor’s (S&P), or a NAIC rating of 1 or 2 if a Moody’s or S&P rating is not available. Unrealized losses on securities are principally related to changes in interest rates or changes in sector spreads from the date of purchase. As contractual payments continue to be met, management continues to expect all contractual cash flows to be received. As mentioned in note 2, the Company reviews these securities regularly to determine whether or not declines in fair value are other than temporary. Further, as the Company neither has an intention to sell, nor does it expect to be required to sell the securities outlined above, the Company did not consider these investments to be other-than-temporarily impaired.

OTTI Losses

The following table presents a rollforward of the Company’s cumulative credit impairments on fixed-maturity securities held at December 31:

	2013	2012
Balance as of January 1	$60,128	60,620
Additions for credit impairments recognized on (1):
Securities not previously impaired	1,870	28,768
Securities previously impaired	91	—
Securities that the Company intends to sell or more likely than not be required to sell before recovery (interest)	13,087	—
Reductions for credit impairments previously on:
Securities that matured, were sold, or were liquidated during the period	(29,454)	(29,260)
Securities due to an increase in expected cash flows	—	—

Balance as of December 31	$45,722	60,128

(1)	There were $15,048 and $28,768 of additions included in the net OTTI losses recognized in realized investment gains, net in the Consolidated Statements of Operations for the years ended December 31, 2013 and 2012, respectively.

Realized Investment Gains (Losses)

Gross and net realized investment gains (losses) for the years ended December 31, are summarized as follows:

	2013	2012	2011
Available-for-sale:
Fixed-maturity securities:
Gross gains on sales and exchanges	$160,091	294,642	179,387
Gross losses on sales and exchanges	(36,798)	(52,449)	(65,414)
OTTI	(14,957)	(10,506)	(21,074)

Net gains on fixed-maturity securities	108,336	231,687	92,899

Equity securities:
Gross gains on sales	—	11,972	—
Gross losses on sales	—	(562)	(227)

Net gains (losses) on equity securities	—	11,410	(227)

Net gains on available-for-sale securities	108,336	243,097	92,672

Held-to-maturity:
Gross gains on exchanges	44,179	1,342	9,767
Gross losses on exchanges	(11)	—	—
OTTI	(91)	(18,262)	(413)

Net gains (losses) on held-to-maturity securities	44,077	(16,920)	9,354
Benefit (provision) for mortgage loans on real estate	18,500	(10,232)	32,325
Gains (losses) for mortgage loans on real estate	4,929	—	(1,580)
Investment in affiliates	11,810	—	—
(Loss) gain on real estate sales	(29)	—	(19,396)
Impairments on real estate	—	(4,538)	—
Net gains on sales of acquired loans	674	5,154	—
Other	—	11,140	18

Net realized investment gains	$188,297	227,701	113,393

The 2013 realized gain on investment in affiliates is related to the disposal of a subsidiary. The 2013 realized gain for mortgage loans on real estate is a result of the sale of certain loans to two subsidiary companies of AZOA.

Interest and Similar Income

Major categories of interest and similar income, net, for the respective years ended December 31 are shown below:

	2013	2012	2011
Interest and similar income:
Available-for-sale fixed-maturity securities	$3,185,680	3,210,655	3,082,859
Mortgage loans on real estate	367,196	367,506	357,394
Investment income (loss) on trading securities	9,735	4,624	(606)
Held-to-maturity fixed-maturity securities	26,781	38,618	72,933
Rental income on real estate	1,462	2,943	19,662
Interest on loans to affiliates	1,549	2,614	8,435
Interest on acquired loans	27,817	31,085	1,127
Interest rate swaps	697	3,314	17,755
Other invested assets	196	72	1,019
Policy loans	10,461	10,177	11,005
Short-term securities	5,575	4,872	4,380
Interest on assets held by reinsurers	2,915	3,043	3,162

Total	3,640,064	3,679,523	3,579,125
Less investment expenses	47,947	47,117	59,109

Total interest and similar income, net	$3,592,117	3,632,406	3,520,016

Mortgage Loans

The Company’s investment in mortgage loans on real estate at December 31 is summarized as follows:

	2013	2012
Mortgage loans on real estate:
Commercial	$6,200,697	6,129,542
Residential	578	1,042
Valuation allowances	(66,750)	(85,250)

Total mortgage loans on real estate	$6,134,525	6,045,334

At December 31, 2013, mortgage loans on real estate in California and Texas exceeded the 10% concentration level by state with concentrations of 30.8% or $1,910,426, and 12.2% or $755,664, respectively. At December 31, 2012, mortgage loans on real estate in California and Texas exceeded the 10% concentration level by state with concentrations of 34.8% or $2,118,998, and 13.0% or $791,739, respectively.

Interest rates on investments in new mortgage loans ranged from a minimum of 3.3% to a maximum of 5.7%.

The valuation allowances on mortgage loans on real estate at December 31 and the changes in the allowance for the years then ended are summarized as follows:

	2013	2012	2011
Balance, beginning of year	$85,250	75,018	107,343
(Benefit) provision charged to operations	(18,500)	10,232	(32,325)

Balance, end of year	$66,750	85,250	75,018

In 2013, the decrease to the valuation allowance on mortgage loans is a result of the Company reducing a specific reserve on one mortgage loan in the amount of $13,500 related to a change in the estimate of realizable value of the underlying collateral. The Company also reevaluated the allowance related to the remainder of the mortgage loan portfolio during 2013, which resulted in a reduction of the provision of $5,000.

In 2012, the increase to the valuation allowance on mortgage loans is a result of the Company establishing a specific reserve on one mortgage loan in the amount of $40,250. The Company also reevaluated the allowance related to the remainder of the mortgage loan portfolio during 2012, which resulted in a reduction of the provision of $30,018.

In 2011, the decrease in the valuation allowance on mortgage loans on real estate was a result of the Company reevaluating its mortgage loan portfolio. As indicated in note 2, Management assesses the valuation allowance on an annual basis.

During 2010, the Company closed on a deed in lieu of foreclosure for a mortgage loan on real estate. The Company sold the property in 2011, resulting in a gain of $7,078, which is reported within realized investment gains, net on the Consolidated Statements of Operations.

Securities Lending

The Company had fair value of securities on loan of $1,754,187 and $821,782, in fixed-maturity securities, on the Consolidated Balance Sheets, and held collateral in the amounts of $1,824,788 and $854,424, in cash and cash equivalents, on the Consolidated Balance Sheets as of December 31, 2013 and 2012, respectively.

Variable Interest Entities

In the normal course of business, the Company enters into relationships with various entities that are deemed to be variable interest entities (VIE). A VIE is an entity that either (1) has equity investors that lack certain essential characteristics of a controlling financial interest (including the ability to control activities of the entity, the obligation to absorb the entity’s expected losses, and the right to receive the entity’s expected residual returns) or (2) lacks sufficient equity to finance its own activities without financial support provided by other entities, which in turn would be expected to absorb at least some of the expected losses of the VIE.

The Company’s held-to-maturity collateralized debt obligations (CDOs) were purchased in 2009 and represent interests in VIEs. The CDOs exist for the sole purpose of acquiring and managing a diversified portfolio of asset-backed and synthetic securities and are funded by the issuance of several tranches of funding notes. The CDOs, which are primarily the highest ranking debt tranches of each respective deal, contain similar features. There are several classes of notes, which include a structure that subordinates one note to another. Priorities of payment provide that the most senior classes of notes are paid first. Each CDO trust holds investments in eligible assets, which generally include credit asset-backed securities, mortgage-backed securities, default swaps/synthetic CDOs, other CDOs, and other asset-backed securities. These assets have a concentration in subprime mortgage-backed securities. Each CDO also contains tests, which, if failed, will result in cash payments that would normally be directed to a junior class of note holders, be redirected to the most senior class of note holders. The CDOs contain call features that may be exercised if requested by the appropriate class of note and if other criteria required by the CDO documents are met.

In addition, the Company invests in structured securities including VIEs. These structured securities typically invest in fixed-income investments managed by third parties and include mortgage-backed securities, collateralized mortgage obligations, and other CDOs.

The Company has carefully analyzed the VIEs to determine whether the Company is the primary beneficiary, taking into consideration whether the Company, or the Company together with its affiliates, has the power to direct the activities of the VIE, that most affect its economic performance and whether the Company has the right to benefits from the VIE. Based on that analysis, the Company has concluded that it is not the primary beneficiary and, as such, did not consolidate any VIEs in the Consolidated Financial Statements. The CDOs are classified as fixed-maturity securities, held-to-maturity on the Consolidated Balance Sheets and reported at amortized cost. The other structured securities are classified as fixed-maturity securities, available-for-sale on the Consolidated Balance Sheets and reported at fair value, or acquired loans and reported at amortized cost. The Company’s maximum exposure to loss from these entities is limited to their carrying value. The Company has not provided, and has no obligation to provide, material, financial, or other support that was not previously contractually required to these entities. The Company had no liabilities recorded as of December 31, 2013 or 2012 related to these entities.

During 2013, the Company issued an acceleration direction to the trustee of one of the Company’s CDOs. The trustee then issued a notice of acceleration to the noteholders and beneficial owners notifying them that the principal and all accrued and unpaid interest on the notes are immediately due and repayable. As a result of this acceleration the underlying collateral was sold at auction. The Company received cash of $253,125 for securities with a book value of $208,946 resulting in a realized gain of $44,179.

During 2011, the Company issued an acceleration direction to the trustee of one of the Company’s CDOs. The trustee then issued a notice of acceleration to the noteholders and beneficial owners notifying them that the principal and all accrued and unpaid interest on the notes are immediately due and repayable. As a result of this acceleration, the Company exchanged its interest in the CDO for a portion of the underlying collateral. The Company exchanged CDOs with a book value of $380,460 for collateral of $390,227 resulting in a realized gain of $9,767.

Prepaid Forward Agreement

In January 2007, the Company, in an effort to optimize investment returns, entered into an agreement with Dresdner Kleinwort Pfandbriefe Investments (DKPII), a wholly owned subsidiary of Allianz SE prior to January 12, 2009, to manage a portfolio of German Pfandbriefe (PFs) or other European covered bonds with a credit rating of at least “AA” by S&P or Moody’s. AZL PF Investments, Inc. (AZLPF), a wholly owned subsidiary of the Company, entered into a $500,000 prepaid forward agreement to purchase common stock of DKPII in five years from Dresdner Bank Luxembourg, a wholly owned subsidiary of Dresdner Bank Aktiengesellschaft (Dresdner Bank). On January 12, 2009, Allianz SE closed the sale of 100% of Dresdner Bank, including its subsidiaries, to Commerzbank AG. All financial activity with Dresdner Bank, including its subsidiaries, is recorded or disclosed in the Consolidated Financial Statements as nonaffiliated.

The effect of the forward agreement was a Reference Portfolio whereby DKPII designated a portfolio of assets in accordance with preestablished investment guidelines. The net value of this agreement was $629,127 as of December 31, 2011. In January 2012, Commerzbank AG delivered common stock of DKPII, to AZLPF, Inc. in fulfillment of its obligations under the prepaid forward contract.

A preferred stock liability of $32,195 was recorded at December 31, 2013 and 2012, representing Commerzbank AG’s share, and is reported in other liabilities on the Consolidated Balance Sheets.

At December 31, 2013, the remaining assets of DKPII, in addition to its investment in its subsidiary, Allianz Fund Investments (AFI), are primarily invested in tax-exempt municipal bonds, reported in fixed-maturity securities, available-for-sale on the Consolidated Balance Sheets. These securities are accounted for consistent with the Company’s other available-for-sale investments.